Stock-Based Employee Compensation	12 Months Ended
Dec. 25, 2012
Stock-Based Employee Compensation

(15) Stock-Based Employee Compensation

2012 Long-Term Equity Incentive Plan

In connection with the IPO, the Company adopted the Del Frisco’s Restaurant Group, Inc. 2012 Long-Term Equity Incentive Plan (the “2012 Plan”), which allows the Company’s Board of Directors to grant stock options, restricted stock, restricted stock units, deferred stock units and other equity-based awards to directors, officers, key employees and other key individuals performing services for the Company. The 2012 Plan provides for granting of options to purchase shares of common stock at an exercise price not less than the fair value of the stock on the date of grant. Options are exercisable at various periods ranging from one to four years from date of grant. The 2012 Plan has 2,232,800 shares authorized for issuance under the plan. There are 825,000 shares of common stock issuable upon exercise of currently outstanding options at December 25, 2012, and 1,407,800 shares available for future grants.

The Company recorded $378 in total stock option compensation cost during the period ended December 25, 2012 which was expensed primarily in general and administrative costs.

The following table summarizes stock option activity during 2012:

	December 25, 2012
	Shares	Weighted average exercise price	Weighted average Remaining Contractual Term	Aggregate Intrinsic Value ($000’s)
Outstanding at beginning of year	—	—
Granted	830,000	$13.09
Exercised	—	—
Forfeited	(5,000)	13.00

Outstanding at end of period	825,000	$13.09	9.62 years	$1,845

Options exercisable at end of period	—	$—	—	$—

A summary of the status of non-vested shares as of December 25, 2012 and changes during fiscal 2012 is presented below:

	December 25, 2012
	Shares	Weighted average Grant-Date Fair Value
Non-vested shares at beginning of year	—	—
Granted	830,000	$4.93
Vested	—	—
Canceled	(5,000)	4.82

Non-vested shares at end of period	825,000	$4.93

As of December 25, 2012, there was $3,636 of total unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a period of approximately 3.62 years.

The grant-date per share fair value of options granted was $4.93. The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model with the following assumptions: risk-free interest rate of 0.62%, no expected dividend yield, volatility of 40.49%, and an expected option life of 5.49 years. The Black-Scholes option valuation model requires the input of highly subjective assumptions, including the expected life of the stock-based award. The assumptions above represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. The expected term of options granted is based on a representative peer group with similar employee groups and expected behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury constant maturities rate in effect at the time of grant. The Company utilized a weighted rate for expected volatility based on a representative peer group with a similar expected term of options granted. Outstanding options granted under the Company’s 2012 Equity Incentive Plan are subject to a four year vesting period and have a ten year maximum contractual term.

In addition, the Company is required to estimate the expected forfeiture rate and only recognizes expense for those shares expected to vest. If the actual forfeiture rate is materially different from the Company’s estimate, the share-based compensation expense could be materially different.

2007 Long-Term Equity Incentive Compensation

In April 2007, Holdings provided long-term incentives to certain of the Company’s officers through the issuance of equity incentive awards in the form of its Class C interests. In addition, these same officers acquired Class B interests in Holdings for $525, which amount was subsequently contributed to the Company by Holdings. The Class B interests of Holdings, which were purchased at their estimated fair value, were fully vested upon issuance and have a stated return but did not participate in any increase in the value of Holdings. The Class C interests of Holdings, which represented a 7% equity participation in Holdings, vested ratably over a five-year period based on both continuing employment and the achievement of performance targets from 2007 through 2011. The Class C interests vested 7.5% annually over five years if the holder was employed on December 31 of each year. The annual compensation expense related to this 7.5% was based upon the value of Class C interests calculated at April 30, 2007, the date of grant. The remaining Class C interests vested 12.5% annually in each of the five years if performance targets of each such year are achieved by December 31 of such year; however, these interests, subject to vesting upon achievement of performance targets, were forfeited and not eligible to vest at a later date if the performance targets for such year are not achieved. These awards were accounted for as variable awards, which are revalued at the end of each reporting period until such interests are either vested or forfeited. Those Class C interests that have not been previously forfeited become fully vested if there is a change of control in the ownership of the Company or Holdings, as set forth in the operating agreement of Holdings. During 2010 and 2011, both the 7.5% service-based and the 12.5% performance-based of Class C interests vested for those participants still employed by the Company at the end of each year.

A contemporaneous independent appraisal was conducted by an unrelated valuation specialist to value the Class B and Class C interests at the date of grant as well as for the Class C interests at December 30, 2008. This valuation used the option value method, as further discussed below, to determine the estimated fair value of the interests. The estimated fair value of the Class B interests approximated the purchase value by the officers and was vested upon issuance, and therefore, no compensation cost was recorded on the Class B interests.

The estimated fair value of the Class C interests was calculated based on the estimated market value of the Company with discounts applied that related to lack of marketability, restrictions on the transferability of the Class C interests, and the preferences of Class A and B interests. The Class C interests only had value after the Class A and B interests are paid the amount invested in Holdings plus the stated rate of return of 12% on such invested amounts. The estimated fair value of the Class C interests was calculated using the option value method based on a risk-free interest rate of 0.62%; an expected life of approximately 1.75 years; and expected volatility of 34%, at December 28, 2010 and December 27, 2011; and an estimated dividend yield of zero. The unrelated valuation specialist utilized the constant maturity treasury rate relative to the expected life for the expected risk-free interest rate, the volatility of comparable publicly traded companies for expected volatility, and the expected time between valuation date and a liquidity event for the expected life. This equity-based compensation totaled $170 and $101 for the years ended December 28, 2010 and December 27, 2011, respectively. The Company has recorded this equity-based compensation as a charge to earnings in its consolidated statements of income and comprehensive income with an affect to stockholders’ equity in its consolidated statements of changes in stockholders’ equity for the years ended December 28, 2010 and December 27, 2011, respectively. As of December 31, 2011, only one of the original three Class C interest holders was still employed by the Company and all interest in Class B and Class C awards were fully vested.

During 2011, the Company distributed $357 to Wagon Holdings, which was recorded as a cash distribution to parent and is reflected on the Statement of Changes in Member’s Equity. Wagon Holdings, in turn, paid a former executive of the Company $357 as consideration for his surrendering his Class B and Class C interests. The consideration paid for surrender solely related to the value of Class B interests which was the amount invested in Holdings plus the stated rate of return of 12% on such invested amounts.